Summary of Significant Accounting Policies: Goodwill (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Goodwill, Impairment Loss	$ 0	$ 0	$ 0